Subsequent Events - Additional Information (Detail) - USD ($)	May 26, 2016	Apr. 29, 2016	Dec. 31, 2015	Dec. 31, 2014
Subsequent Event [Line Items]
Face Value			$ 2,155,000,000	$ 1,855,000,000
Subsequent Event | APX Group, Inc. [Member] | Senior Secured Notes Due 2022 [Member]
Subsequent Event [Line Items]
Face Value	$ 500,000,000
Stated Interest Rate	7.875%
Issue date	May 26, 2016
Maturity date	Dec. 01, 2022
Subsequent Event | APX Group, Inc. [Member] | 6.375 % Senior Notes Due 2019 And 8.875% Senior Notes Due 2022 [Member]
Subsequent Event [Line Items]
Repurchase of debt	$ 235,000,000
Subsequent Event | Preferred Stock [Member] | Parent [Member]
Subsequent Event [Line Items]
Proceeds from issuance of private placement		$ 69,800,000